Schedule II - Condensed Financial Information of Parent - Loans to Subsidiaries (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries	$ 0	$ 0	$ 0
Parent Issuer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries	133.7	77.0	179.4
Parent Issuer | ING Investment Management LLC | 10.34% Subsidiary Loan, Due 6/28/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		(10.34%)
Loans to subsidiaries		6.4	7.9
Parent Issuer | ING Financial Products Company, Inc. | 0.81% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		0.81%
Loans to subsidiaries		0	1.0
Parent Issuer | ING Financial Products Company, Inc. | 1.03% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.03%
Loans to subsidiaries		0	24.0
Parent Issuer | ING Financial Products Company, Inc. | 1.03% Subsidiary Loan, Due 1/4/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.03%
Loans to subsidiaries		0	23.0
Parent Issuer | ING Financial Products Company, Inc. | 1.03% Subsidiary Loan, Due 1/6/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.03%
Loans to subsidiaries		0	32.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.18% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.18%
Loans to subsidiaries		0	4.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.18% Subsidiary Loan, Due 1/4/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.18%
Loans to subsidiaries		0	4.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.18% Subsidiary Loan, Due 1/12/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.18%
Loans to subsidiaries		0	10.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.18% Subsidiary Loan, Due 1/13/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.18%
Loans to subsidiaries		0	20.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.02% Subsidiary Loan, Due 1/3/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.02%
Loans to subsidiaries		8.0	0
Parent Issuer | ING Institutional Plan Services, LLC | 1.12% Percent Subsidiary Loan, Due 1/14/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.12%
Loans to subsidiaries		4.0	0
Parent Issuer | ING North America Insurance Corporation | 0.90% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		0.90%
Loans to subsidiaries		0	23.5
Parent Issuer | ING North America Insurance Corporation | 0.90% Subsidiary Loan, Due 1/2/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		0.90%
Loans to subsidiaries		53.6	0
Parent Issuer | ING Payroll Management, Inc. | 0.90% Subsidiary Loan, Due 1/3/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		0.90%
Loans to subsidiaries		0	6.0
Parent Issuer | SLDI | 1.18% Subsidiary Loan, Due 1/13/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.18%
Loans to subsidiaries		0	6.0
Parent Issuer | SLDI | 1.18% Subsidiary Loan, Due 1/6/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.18%
Loans to subsidiaries		0	18.0
Parent Issuer | SLDI | 1.12% Subsidiary Loan, Due 1/7/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate		1.12%
Loans to subsidiaries		$ 5.0	$ 0